CONDENSED STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY (DEFICIT) - USD ($)	Total	Common Stock Common Class A	Common Stock Common Class B	Additional Paid-in Capital	Accumulated Deficit
Balance at Oct. 17, 2019	$ 0		$ 0	$ 0	$ 0
Balance (in shares) at Oct. 17, 2019			0
Issuance of Class B ordinary shares	0		$ 0	0	0
Issuance of Class B ordinary shares (in shares)			1
Net loss	(17,631)		$ 0	0	(17,631)
Balance at Dec. 31, 2019	(17,631)		$ 0	0	(17,631)
Balance (in shares) at Dec. 31, 2019			1
Cancellation of Class B ordinary share	0	$ 0	$ 0	0	0
Cancellation of Class B ordinary share (in shares)			(1)
Issuance of Class B ordinary shares	25,000		$ 2,070	22,930	0
Issuance of Class B ordinary shares (in shares)			20,700,000
Net loss	0		$ 0	0	0
Balance at Mar. 31, 2020	7,369		$ 2,070	22,930	(17,631)
Balance (in shares) at Mar. 31, 2020			20,700,000
Balance at Dec. 31, 2019	(17,631)		$ 0	0	(17,631)
Balance (in shares) at Dec. 31, 2019			1
Net loss	(56,565)
Balance at Jun. 30, 2020	5,000,002	$ 329	$ 2,070	5,071,799	(74,196)
Balance (in shares) at Jun. 30, 2020		3,286,724	20,700,000
Balance at Mar. 31, 2020	7,369		$ 2,070	22,930	(17,631)
Balance (in shares) at Mar. 31, 2020			20,700,000
Sale of 82,800,000 Units, net of underwriting discount and offering expenses	783,843,654	$ 8,280	$ 0	783,835,374	0
Sale of 82,800,000 Units, net of underwriting discount and offering expenses (in shares)		82,800,000	0
Sale of 10,933,333 Private Placement Warrants	16,400,000		$ 0	16,400,000	0
Ordinary shares subject to redemption	(795,194,456)	$ (7,951)	$ 0	(795,186,505)	0
Ordinary shares subject to redemption (in shares)		(79,513,276)	0
Net loss	(56,565)		$ 0	0	(56,565)
Balance at Jun. 30, 2020	$ 5,000,002	$ 329	$ 2,070	$ 5,071,799	$ (74,196)
Balance (in shares) at Jun. 30, 2020		3,286,724	20,700,000